RELATED PARTY TRANSACTIONS - Related Party Balances (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amount due from a related party:	¥ 90
Amounts due to related parties:	64,175
UCAR Inc. ("UCAR")
Related Party Transaction [Line Items]
Amount due from a related party:	90
Amounts due to related parties:	2,084
Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
Related Party Transaction [Line Items]
Amounts due to related parties:	17,091
Borgward
Related Party Transaction [Line Items]
Amounts due to related parties:	¥ 45,000